Long-term Purchase Commitment (Details)	12 Months Ended
	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CAD	Nov. 30, 2017 USD ($)
C.A.B Financial Services			$ 12,000
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 1	$ 12,000
Docherty Management Ltd.			15,000
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 2 | CAD		CAD 15,000
M&E Services Ltd.			8,000
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 3 | CAD		8,000
Corporate Development			4,000
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 4 | CAD		4,000
Advisory Agreement			4,000
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 5 | CAD		4,000
Investor relations and communications Alex Blanchard Capital			7,500
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 6 | CAD		7,500
Research & Development			$ 3,854
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 7 | CAD		CAD 3,854